Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, issued	2,077,895	1,896,998
Common stock, shares outstanding	2,077,895	1,896,998